INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 - INCOME TAXES

United States of America

The Company is registered in the State of Nevada and is subject to United States of America tax law. The U.S. federal income tax rate is 21%.

Seychelles

Under the current laws of the Seychelles, DIGLS and JJGS are registered as an international business company governed by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000 (approximately $255,112), and 16.5% on any part of assessable profits over HK$2,000,000. For the nine months ended September 30, 2023 and 2022, the Company did not have any assessable profits arising in or derived from Hong Kong, therefore no provision for Hong Kong profits tax was made in the periods reported.

The PRC

The Company’s subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

On April 2, 2021, the State Taxation Administration issued the notice of the Ministry of Finance and the State Administration of Taxation (“MOF and SAT”) [2021] No.12 to provide an enterprise income tax rate of 2.5% on small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000, approximately $142,209, from January 1, 2021 to December 31, 2022. MOF and SAT [2022] No.13 also provides an enterprise income tax rate of 5% on small-scale and low-profit enterprises whose annual taxable income is more than RMB1,000,000, approximately $144,482, but less than RMB3,000,000, approximately $433,445, from January 1, 2022 to December 31, 2024. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises, except for Xixingdao, FVT Supply Chain and FLTT.

The components of the income tax provision are as follows:

	Nine months ended September 30,
	2023	2022
Current:
– United States of America	$31,761	$105,074
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	62,835	107,200

Deferred
– United States of America	-	-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	-	-

Total	$94,596	$212,274

The effective tax rate was -5.7% and 10.2% for the nine months ended September 30, 2023 and 2022, respectively.

NOTE 7 - INCOME TAXES

United States of America

The Company is registered in the State of Nevada and is subject to United States of America tax law. The U.S. federal income tax rate is 21%.

Seychelles

Under the current laws of the Seychelles, DIGLS and JJGS are registered as an international business company which governed by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000 (approximately $289,855), and 16.5% on any part of assessable profits over HK$2,000,000. For the years ended December 31, 2022 and 2021, the Company did not have any assessable profits arising in or derived from Hong Kong, therefore no provision for Hong Kong profits tax was made in the year.

The PRC

The Company’s subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No.13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced by 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. MOF and SAT [2021] No.12 provides an enterprise income tax rate of 2.5% on small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000, approximately $142,209, from January 1, 2021 to December 31, 2022. MOF and SAT [2022] No.13 also provides an enterprise income tax rate of 5% on small-scale and low-profit enterprises whose annual taxable income is more than RMB1,000,000, approximately $142,209, but less than RMB3,000,000, approximately $426,627, from January 1, 2022 to December 31, 2024. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises, except for Xixingdao, FVT Supply Chain and FLTT.

The components of the income tax provision are as follows:

	2022	2021
Current:
– United States of America	$(41,444)	$20,071
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	227,924	228,766
Deferred
– United States of America	-	-
– Seychelles		-
– Hong Kong		-
– The PRC		-
Total	$186,480	$248,837

A summary of United States and foreign income (loss) before income taxes was composed of the following:

	2022	2021
Income (loss) attributed to PRC operations	$(766,083)	$3,109,080
Loss attributed to Seychelles and Hong Kong	(19)	(444)
Loss attributed to U.S.	(1,204,097)	(896,330)
Income (loss) before tax	$(1,970,199)	$2,212,306

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows for the years ended December 31, 2022 and 2021:

	2022	2021
U.S. federal statutory income tax rate	21.0%	21.0%
Income tax difference under different tax jurisdictions	-9.3%	7.2%
PRC tax exemption for qualified small-scale and low-profit enterprises	52.5%	-36.8%
Valuation allowance on deferred income tax assets	-3.1%	2.5%
Amortization and impairment loss not deductible for tax purposes	-28.2%	7.9%
Expenses not deductible for tax purpose	-27.3%	-%
Impact of GILTI	-10.7%	9.4%
Others	-4.4%	-%
The Company’s effective tax rate	-9.5%	11.2%

The effective tax rate in the years presented is the result of the mix of income and loss recognized in various tax jurisdictions that apply a broad range of income tax rates.

The significant components of deferred taxes of the Company are as follows:

	As of
	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carry forwards	$-	$-
-United States	-	-
-Hong Kong	-	-
-PRC	61,762	55,457
Gross deferred tax assets	61,762	55,457
Less: valuation allowance	(61,762)	(55,457)
Total deferred tax assets, net	$-	$-